Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2020	Aug. 11, 2020	Apr. 30, 2020	Feb. 24, 2020	Dec. 31, 2019	Oct. 28, 2019	Oct. 18, 2019	Dec. 31, 2018
Notes payable, gross	$ 891,904
Less: unamortized discount	(515,009)
Total	376,895
Short term convertible notes, net of discount of $411,682	244,636
Long-term convertible notes, net of discount of $103,327	2,673
Short-term non-convertible notes	129,586				$ 98,500
Long-term non-convertible notes	0
Note payable to Unrelated Party One [Member]
Notes payable, before reduction of partial conversion	30,000
Note Payable to Individual [Member]
Notes payable, before reduction of partial conversion	40,000
Note Payable to Financial Group [Member]
Notes payable, before reduction of partial conversion	75,000
Notes Payable 1 [Member]
Less: Settlement	(30,000)
Less: partial conversion	(51,070)
Notes payable, gross	78,750
Note payable to Unrelated Party Two [Member]
Notes payable, before reduction of partial conversion	75,000
Notes Payable 2 [Member]
Less: partial conversion	(41,112)
Notes payable, gross	57,877
Note payable to Unrelated Party Three [Member]
Notes payable, before reduction of partial conversion	78,750
Less: unamortized discount	(62,652)
Total						$ 78,750
Notes Payable 3 [Member]
Less: conversion	(78,750)
Note payable to Unrelated Party Four Member]
Notes payable, before reduction of partial conversion	78,750
Less: conversion	(78,750)
Less: unamortized discount	(57,130)
Total						78,750
Note payable to Unrelated Party Five [Member]
Notes payable, before reduction of partial conversion	78,750
Less: conversion	(78,750)
Less: unamortized discount	(62,652)
Total						$ 78,750
Note payable to Legend Nutrition, Inc. [Member]
Notes payable, before reduction of partial conversion	75,000
Total							$ 78,750
Notes Payable 4 [Member]
Less: Partial repayment	(9,000)
Notes payable, gross	66,000
Note payable to Unrelated Party Six [Member]
Notes payable, before reduction of partial conversion	157,500
Notes payable, gross	157,500
Less: unamortized discount				$ (7,500)
Total				$ 157,500
Long Term Debt One [Member]
Notes payable, gross	24,586
Long-term non-convertible notes	24,586
Note payable to Unrelated Party Seven [Member]
Notes payable, gross	88,000
Note payable to Unrelated Party Eight [Member]
Notes payable, gross	105,000
Less: unamortized discount			$ (5,000)
Note payable to Unrelated Party Nine [Member]
Notes payable, gross	53,000
Note payable to Unrelated Party Ten [Member]
Notes payable, gross	30,000
Note payable to Unrelated Party Eleven [Member]
Notes payable, gross	50,000
Note payable to Unrelated Party Tweleve [Member]
Notes payable, gross	53,000
Note payable to Unrelated Party Thirteen [Member]
Notes payable, gross	105,000
Less: unamortized discount		$ (5,000)
Note payable to Unrelated Party Fourteen [Member]
Notes payable, gross	53,000
Note payable to Unrelated Party Fifteen [Member]
Notes payable, gross	4,000
Note payable to Unrelated Party Sixteen [Member]
Notes payable, gross	$ 5,000